S-K 1602, SPAC Registered Offerings	Aug. 03, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of June 30, 2026
Offering Price of $10.00 per Unit (1)	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.87	$6.25	$3.75	$5.31	$4.69	$3.67	$6.33	$0.12	$9.88
Assuming No Exercise of Over-Ailotment Option
$6.86	$6.24	$3.76	$5.30	$4.70	$3.67	$6.33	$0.13	$9.87

(1)	Allocates $10.00 of the unit purchase price to the Class A ordinary share assuming no value is ascribed to the warrants included in the units.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption rights for public shareholders upon completion of our initial business combination:	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of Permitted Withdrawals), divided by the number of then-outstanding public shares, subject to the limitations and on the conditions described herein.

The amount in the trust account is initially anticipated to be $10.05 per public share. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, shares underlying the private placement units and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.

Manner of conducting redemptions:	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares, regardless of whether they abstain, vote for, or vote against, our initial business combination upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the initial business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirements. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding Class A ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on the NYSE, we will be required to comply with the NYSE’s shareholder approval rules.

The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on the NYSE. Such provisions may be amended if approved by a special resolution, which requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the company.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

NYSE rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $153,257,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $175,757,000 if the underwriters’ over-allotment option is exercised in full, $150,750,000 ($10.05 per unit), or $173,362,500 if the underwriters’ over-allotment option is exercised in full ($10.05 per unit), will be deposited into a trust account in the United States with Odyssey acting as trustee, after deducting $1,000,000 (whether or not the over-allotment option is exercised) in underwriting commissions payable upon the closing of this offering and an aggregate of $483,870 to pay fees and expenses in connection with the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay our Permitted Withdrawals, including taxes. We will not be permitted to withdraw any of the principal held in the trust account and we may only withdraw interest from the trust account for Permitted Withdrawals and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provides that, following this offering and prior to the consummation of our initial business combination, except in connection with the conversion of Class B ordinary shares into Class A ordinary shares where the holders of such shares have waived any rights to receive funds from the trust account, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with public shares on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 150,750,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
1776 Sponsor, LLC	7,045,775 Class B Ordinary Shares. (1)	$25,000, which also covers any additional shares issued to the sponsor under anti-dilution provisions discussed below.

	325,700 Private Placement Units.	$3,257,000

	Up to $100,000 in working capital loans.	Working capital loans to finance transaction costs in connection with an initial business combination.

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio.	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion.

1776 Sponsor, LLC, officers, independent directors, advisors or their respective affiliates	Consulting, success or finder fees in connection with the consummation of our initial business combination.	Services in connection with identifying, investigating and completing an initial business combination.

	Salary or fee in an amount that constitutes a market standard for comparable transactions in connection with our initial business combination.	Services in connection with identifying, investigating and completing an initial business combination.

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.	Services in connection with identifying, investigating and completing an initial business combination.

(1)	Each of our officers and directors holds or will hold an indirect interest in founder shares through membership interests in our sponsor. See “Sponsor Information”. Includes 125,000 Representative Shares issuable to the underwriter at the closing of the Offering, out of the founder shares otherwise allocable to the Sponsor.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares. See the section “Dilution.”

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of June 30, 2026
Offering Price of $10.00 per Unit (1)	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.87	$6.25	$3.75	$5.31	$4.69	$3.67	$6.33	$0.12	$9.88
Assuming No Exercise of Over-Allotment Option
$6.86	$6.24	$3.76	$5.30	$4.70	$3.67	$6.33	$0.13	$9.87

(1)	Allocates $10.00 of the unit purchase price to the Class A ordinary share assuming no value is ascribed to the warrants included in the units.

Description	No Redemptions (Without Over-allotment)	No Redemptions (With Over-allotment)	25% Redemptions (Without Over-allotment)	25% Redemptions (With Over-allotment)	50% Redemptions (Without Over-allotment)	50% Redemptions (With Over-allotment)	75% Redemptions (Without Over-allotment)	75% Redemptions (With Over-allotment)	Maximum Redemptions (Without Over-allotment)	Maximum Redemptions (With Over-allotment)
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	$(0.0212)	$(0.0184)	$(0.0212)	$(0.0184)	$(0.0212)	$(0.0184)	$(0.0212)	$(0.0184)	$(0.0212)	$(0.0184)
Increase/(Decrease) attributable to founder shareholders	$6.88	$6.89	$6.26	$6.27	$5.32	$5.33	$3.69	$3.69	$0.15	$0.14
Pro forma net tangible book value after offering	$6.86	$6.87	$6.24	$6.25	$5.30	$5.31	$3.67	$3.67	$0.13	$0.12
Dilution to public shareholders	$3.14	$3.13	$3.76	$3.75	$4.70	$4.69	$6.33	$6.33	$9.87	$9.88
Percentage of dilution to public shareholders	31.40%	31.30%	37.60%	37.50%	47.00%	46.90%	63.30%	63.30%	98.70%	98.80%

Numerator (Calculation):
Net tangible book value deficit before offering (1)	$(129,695)	$(129,695)	$(129,695)	$(129,695)	$(129,695)	$(129,695)	$(129,695)	$(129,695)	$(129,695)	$(129,695)
Plus: Deferred Offering cost excluded from tangible book value before this offering	110,400	110,400	110,400	110,400	110,400	110,400	110,400	110,400	110,400	110,400
Gross proceeds from offering units	150,000,000	172,500,000	150,000,000	172,500,000	150,000,000	172,500,000	150,000,000	172,500,000	150,000,000	172,500,000
Gross proceeds from private units	3,257,000	3,257,000	3,257,000	3,257,000	3,257,000	3,257,000	3,257,000	3,257,000	3,257,000	3,257,000
Minus: Offering costs (2)	(1,483,870)	(1,483,870)	(1,483,870)	(1,483,870)	(1,483,870)	(1,483,870)	(1,483,870)	(1,483,870)	(1,483,870)	(1,483,870)
Less: Deferred underwriting commissions (3)	(4,500,000)	(5,175,000)	(3,375,000)	(3,881,250)	(2,250,000)	(2,587,500)	(1,125,000)	(1,293,750)	-	-
Less: Over-allotment liability (4)	(168,408)	-	(168,408)	-	(168,408)	-	(168,408)	-	(168,408)	-
Less: Amounts paid for redemptions (5)	-	-	(37,687,500)	(43,340,625)	(75,375,000)	(86,681,250)	(113,062,500)	(130,021,875)	(150,750,000)	(173,362,500)
Total Numerator	147,085,427	169,078,835	110,522,927	127,031,960	73,960,427	84,985,085	37,397,927	42,938,210	835,427	891,335

Denominator (Shares):
Class B Ordinary shares (prior) (6)	7,045,775	7,045,775	7,045,775	7,045,775	7,045,775	7,045,775	7,045,775	7,045,775	7,045,775	7,045,775
Class B shares forfeited (if no over-allotment)	(919,014)	-	(919,014)	-	(919,014)	-	(919,014)	-	(919,014)	-
Class A Ordinary shares offered	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Private Placement Shares	325,700	325,700	325,700	325,700	325,700	325,700	325,700	325,700	325,700	325,700
Less: Ordinary shares redeemed	-	-	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000)	(17,250,000)
Total Denominator (Shares)	21,452,461	24,621,475	17,702,461	20,308,975	13,952,461	15,996,475	10,202,461	11,683,975	6,452,461	7,371,475

(1)	Excludes the $110,400 Deferred Offering Cost from the net tangible book value.
(2)	Expenses applied against gross proceeds include offering expenses of approximately $483,870 and underwriting commissions of $1,000,000. See “Use of Proceeds.”

(3)	Deferred underwriting commission of 3.0% of the gross proceeds of this offering allocable to public shares not redeemed, payable upon consummation of our initial business combination, up to $4,500,000 ($5,175,000 if the over-allotment option is exercised in full); $0 if all public shares are redeemed.
(4)	Represents the value of the 45-day over-allotment option from the date of this prospectus granted to the underwriter to purchase an aggregate of up to 2,250,000 additional units at the initial public offering price less the underwriting commissions. The over-allotment option is deemed to be a freestanding financial instrument indexed on the contingently redeemable shares and will be accounted for as a liability pursuant to ASC 480.
(5)	Reflects an assumed redemption price of $10.05 per share, the initial per-share amount in the trust account. If we seek shareholder approval of our initial business combination and do not conduct redemptions pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase public shares in privately negotiated transactions or in the open market. Any such purchases prior to the completion of our initial business combination would reduce the number of Class A ordinary shares subject to redemption and increase the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination - Permitted Purchases of Our Securities.”
(6)	Includes 125,000 Representative Shares issuable to the underwriter at the closing of the Offering, out of the founder shares otherwise allocable to the Sponsor.